Income tax benefit/(expense) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax benefit/(expense)
Current income tax	¥ (15,196)	¥ (25,259)	¥ (16,780)
Deferred income tax	5,434	87,406	128,875
Income tax benefit/(expense)	¥ (9,762)	¥ 62,147	¥ 112,095